LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.44%
INVESTMENT COMPANIES–96.44%
Equity Funds–68.11%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	559,589	$45,220,924
LVIP Channing Small Cap Value Fund	1,540,331	19,127,835
LVIP Delaware U.S. Growth Fund	1,154,384	13,648,287
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,219,720	40,120,934
LVIP MFS Value Fund	4,982,421	274,312,152
LVIP SSGA Mid-Cap Index Fund	3,625,802	48,930,192
LVIP SSGA Nasdaq-100 Index Fund	980,689	12,679,322
LVIP SSGA S&P 500 Index Fund	11,407,947	333,408,656
LVIP SSGA Small-Cap Index Fund	2,173,786	71,058,894
LVIP T. Rowe Price Growth Stock Fund	4,446,258	256,598,002
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,985,197	63,496,525
LVIP Wellington SMID Cap Value Fund	3,733,533	99,995,215
		1,278,596,938
Fixed Income Funds–27.62%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	956,487	8,769,076
LVIP Delaware Bond Fund	15,563,349	181,281,889
LVIP JPMorgan Core Bond Fund	15,546,725	152,762,119
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan High Yield Fund	3,577,304	$35,189,939
LVIP SSGA Bond Index Fund	13,358,306	132,581,189
LVIP SSGA Short-Term Bond Index Fund	788,335	7,837,627
		518,421,839
Global Equity Fund–0.71%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	1,807,657	13,353,162
		13,353,162
Total Affiliated Investments (Cost $1,388,773,956)		1,810,371,939

UNAFFILIATED INVESTMENT–3.44%
INVESTMENT COMPANY–3.44%
Money Market Fund–3.44%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	64,572,684	64,572,684
Total Unaffiliated Investment (Cost $64,572,684)		64,572,684

TOTAL INVESTMENTS–99.88% (Cost $1,453,346,640)	1,874,944,623
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	2,269,422
NET ASSETS APPLICABLE TO 155,735,768 SHARES OUTSTANDING–100.00%	$1,877,214,045

✧✧Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
68	E-mini Russell 2000 Index	$7,296,060	$7,170,211	6/21/24	$125,849	$—
155	E-mini S&P 500 Index	41,140,875	40,231,964	6/21/24	908,911	—
36	E-mini S&P MidCap 400 Index	11,078,640	10,750,372	6/21/24	328,268	—
Total Futures Contracts					$1,363,028	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,810,371,939	$—	$—	$1,810,371,939
Unaffiliated Investment Company	64,572,684	—	—	64,572,684
Total Investments	$1,874,944,623	$—	$—	$1,874,944,623
Derivatives:
Assets:
Futures Contracts	$1,363,028	$—	$—	$1,363,028
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Number of Shares 03/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.44%@
Equity Funds-68.11%@
✧✧LVIP Baron Growth Opportunities Fund	$43,274,499	$210,548	$1,193,128	$85,740	$2,843,265	$45,220,924	559,589	$—	$—
✧✧LVIP Channing Small Cap Value Fund	18,238,798	85,904	839,993	71,172	1,571,954	19,127,835	1,540,331	—	—
✧✧LVIP Delaware U.S. Growth Fund	8,579,936	4,085,265	232,513	10,811	1,204,788	13,648,287	1,154,384	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	38,902,249	180,229	2,042,065	44,065	3,036,456	40,120,934	3,219,720	—	—
✧✧LVIP MFS Value Fund	256,161,209	1,501,216	5,648,209	160,566	22,137,370	274,312,152	4,982,421	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	46,367,973	218,970	2,085,723	72,253	4,356,719	48,930,192	3,625,802	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	12,061,604	58,953	457,508	72,515	943,758	12,679,322	980,689	—	—
✧✧LVIP SSGA S&P 500 Index Fund	313,278,534	1,533,631	13,614,292	2,183,457	30,027,326	333,408,656	11,407,947	—	—
✧✧LVIP SSGA Small-Cap Index Fund	70,191,130	323,402	2,871,884	5,675	3,410,571	71,058,894	2,173,786	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	237,930,948	1,184,963	12,732,960	3,166,224	27,048,827	256,598,002	4,446,258	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	61,034,920	290,556	4,324,520	869,495	5,626,074	63,496,525	1,985,197	—	—
✧✧LVIP Wellington SMID Cap Value Fund	98,327,292	458,994	4,086,099	77,955	5,217,073	99,995,215	3,733,533	—	—
Fixed Income Funds-27.62%@
×,✧✧LVIP PIMCO Low Duration Bond Fund	4,939,836	16,730	4,973,549	69,857	(52,874)	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	8,276,812	650,420	189,758	(31,539)	63,141	8,769,076	956,487	—	—
✧✧LVIP Delaware Bond Fund	176,004,169	10,268,301	3,912,812	(885,224)	(192,545)	181,281,889	15,563,349	—	—
✧✧LVIP JPMorgan Core Bond Fund	147,724,929	8,964,088	3,297,997	7,764	(636,665)	152,762,119	15,546,725	—	—
✧✧LVIP JPMorgan High Yield Fund	33,981,972	1,578,308	759,033	(82,734)	471,426	35,189,939	3,577,304	—	—
✧✧LVIP SSGA Bond Index Fund	131,570,965	4,933,461	2,907,047	(445,879)	(570,311)	132,581,189	13,358,306	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,416,459	538,956	170,783	(7,614)	60,609	7,837,627	788,335	—	—
Global Equity Fund-0.71%@
✧✧LVIP BlackRock Real Estate Fund	13,571,358	288,213	284,638	(74,040)	(147,731)	13,353,162	1,807,657	—	—
Total	$1,727,835,592	$37,371,108	$66,624,511	$5,370,519	$106,419,231	$1,810,371,939		$—	$—

@ As a percentage of Net Assets as of March 31, 2024.
✧✧ Standard Class shares.
× Issuer is no longer an investment of the Fund at March 31, 2024.
LVIP U.S. Growth Allocation Managed Risk Fund–4